BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	As of
				June 30, 2021	December 31, 2020
Corporate revolving credit facility	June 29, 2026	LIBOR plus 1.2%	US$	$—	$1,131
Corporate revolving credit facility	April 14, 2022	LIBOR plus 1.2%	US$	—	—
Commercial paper	July 14, 2021	0.4%	US$	496	—

Non-current:
Medium-term notes(1):
Public - Canadian	February 22, 2024	3.3%	C$	242	236
Public - Canadian	February 22, 2024	3.3%	C$	323	314
Public - Canadian	September 11, 2028	4.2%	C$	565	550
Public - Canadian	October 9, 2029	3.4%	C$	565	550
Public - Canadian	September 1, 2032	2.9%	C$	403	392
Subordinated notes(1):
Public - United States	May 24, 2081	5.0%	US$	250	—
				2,844	3,173
Deferred financing costs and other				(22)	(15)
Total				$2,822	$3,158
1.Refer to Note 13, Subsidiary Public Issuers, for further details.
2.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2021.

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Current	$1,332	$1,551
Non-current	18,667	18,469
Total	$19,999	$20,020